SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - PPE (Details) - Furniture and Equipment	12 Months Ended
Dec. 31, 2022
Minimum
Property, Plant and Equipment
Estimated useful life	1 year
Maximum
Property, Plant and Equipment
Estimated useful life	5 years